Subsequent events (Details Narrative) - USD ($)					1 Months Ended
	Jan. 10, 2024	Jan. 04, 2024	Dec. 09, 2022	Feb. 11, 2021	Mar. 22, 2024	Feb. 27, 2024
Subsequent Event [Line Items]
Sale of units			3,960,396	4,600,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Share consolidation description					On March 22, 2024, the Company’s Share Consolidation plan became effective. Pursuant to the plan, every ten (10) shares of the Company’s ordinary share issued, par value of US$0.001, was consolidated into one (1) share of ordinary share, par value $0.01, and the authorized share capital of the Company was reduced from US$200,000 divided into 200,000,000 shares of a nominal or par value of US$0.0001 each to US$200,000 divided into 20,000,000 shares of a nominal or par value of US$0.01 each (the “Share Consolidation”). No fractional shares be issued in connection with the Share Consolidation and all fractional shares (after aggregating all fractional shares that would otherwise be received by a shareholder) resulting from the Share Consolidation shall instead be rounded up to the nearest whole number of shares. Immediately following the Share Consolidation, the authorized share capital of the Company be increased from US$200,000 divided into 20,000,000 shares of a nominal or par value of US$0.01 each to US$2,000,000 divided into 200,000,000 shares of a nominal or par value of US$0.01 each, by the creation of an additional 180,000,000 shares of a nominal or par value of US$0.01 each to rank pari passu in all respects with the existing shares in the capital of the Company. Following the Share Consolidation, the exercise price of the Company’s warrants to purchase ordinary shares will be adjusted from $11.50 to $115.00 pursuant to the warrant agreement.
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Wi Mi Hologram Cloud Inc [Member]
Subsequent Event [Line Items]
Sale of units		8,000,000
Consideration value		$ 4,000,000
Price per share		$ 0.50
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Investor [Member]
Subsequent Event [Line Items]
Sale of units	5,800,000
Consideration value	$ 2,900,000
Price per share	$ 0.5
Principal amount						$ 11,000,000
Subsequent Event [Member] | Forward Purchase Agreement [Member] | Wi Mi Hologram Cloud Inc [Member]
Subsequent Event [Line Items]
Share purchase price						$ 11,000,000